FINANCE LEASE PAYABLES - Sale and leaseback transactions with related parties (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Disclosure of finance lease and operating lease by lessee IAS 17 [line items]
Sale and leaseback lease terms	1 year
Maximum
Disclosure of finance lease and operating lease by lessee IAS 17 [line items]
Sale and leaseback lease terms	6 years